Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 57	$ 56
Asset-backed securities designated at FVTPL	60	357
Deposits designated at FVTPL	13,419	10,458
Derivative instruments	389	643
Other financial liabilities at fair value	133	114
Other liabilities designated at FVTPL	9	12
Loans designated at FVTPL	$ 357	$ 0